UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS – 70.6%
	ASSET-BACKED SECURITIES – 9.5%
$25,000	AEP Texas Central Transition Funding II LLC Series 2006-A, Class A5, 5.306%, 7/1/2021	$27,787
30,000	AmeriCredit Automobile Receivables Trust Series 2013-3, Class D, 3.000%, 7/8/2019[1]	30,323
20,000	Cabela's Credit Card Master Note Trust Series 2015-2, Class A1, 2.250%, 7/17/2023[1]	20,369
15,000	Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7, 5.750%, 7/15/2020[1]	15,880
	Chase Issuance Trust
12,000	Series 2013-A8, Class A8, 1.010%, 10/15/2018[1]	12,009
11,000	Series 2012-A4, Class A4, 1.580%, 8/16/2021[1]	11,151
15,000	Discover Card Execution Note Trust Series 2007-A1, Class A1, 5.650%, 3/16/2020[1]	15,836
15,000	Ford Credit Auto Lease Trust Series 2014-B, Class A4, 1.100%, 11/15/2017[1]	15,001
30,000	Ford Credit Auto Owner Trust Series 2016-A, Class A4, 1.600%, 6/15/2021[1]	30,403
30,000	Honda Auto Receivables Owner Trust Series 2016-1, Class A3, 1.220%, 12/18/2019[1]	30,099
4,923	Nissan Auto Receivables Owner Trust Series 2014-A, Class A3, 0.720%, 8/15/2018[1]	4,916
7,605	Toyota Auto Receivables Owner Trust Series 2014-A, Class A3, 0.670%, 12/15/2017[1]	7,600
15,000	World Omni Automobile Lease Securitization Trust Series 2015-A, Class A3, 1.540%, 10/15/2018[1]	15,098

	TOTAL ASSET-BACKED SECURITIES (Cost $234,669)	236,472

	COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
12,130	Freddie Mac REMICS 5.250%, 6/15/2021[1]	12,663

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,688)	12,663

	CORPORATE BONDS – 32.2%
	COMMUNICATIONS – 2.1%
20,000	Qwest Capital Funding, Inc. 6.500%, 11/15/2018	21,350
15,000	Rogers Communications, Inc. 6.800%, 8/15/2018[2]	16,620
15,000	Vodafone Group PLC 1.250%, 9/26/2017[2]	14,982
		52,952

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY – 1.9%
$25,000	Gap, Inc. 5.950%, 4/12/2021[1]	$26,101
20,000	U.S. Airways 2012-2 Class C Pass-Through Trust 5.450%, 6/3/2018	20,425
		46,526
	CONSUMER STAPLES – 1.9%
20,000	Anheuser-Busch InBev Worldwide, Inc. 7.750%, 1/15/2019	23,152
25,000	Beam Suntory, Inc. 1.875%, 5/15/2017	25,099
		48,251
	ENERGY – 6.7%
75,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.500%, 12/15/2019[1]	33,533
15,000	Diamond Offshore Drilling, Inc. 5.875%, 5/1/2019	15,402
15,000	Exxon Mobil Corp. 2.397%, 3/6/2022[1]	15,396
20,000	Kinder Morgan Energy Partners LP 5.300%, 9/15/2020	21,420
25,000	Marathon Oil Corp. 6.000%, 10/1/2017	25,909
15,000	ONEOK Partners LP 3.375%, 10/1/2022[1]	14,696
20,000	Petroleos Mexicanos 5.750%, 3/1/2018[2]	20,963
20,000	Transocean, Inc. 3.750%, 10/15/2017[2]	20,250
		167,569
	FINANCIALS – 7.6%
12,000	Ares Capital Corp. 4.750%, 1/15/2018[3]	12,473
13,000	CME Group, Inc. 3.000%, 9/15/2022	13,812
30,000	Fidelity National Information Services, Inc. 1.450%, 6/5/2017	29,971
15,000	Goldman Sachs Group, Inc. 3.625%, 1/22/2023	15,757
15,000	International Lease Finance Corp. 8.750%, 3/15/2017	15,687

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$15,000	Invesco Finance PLC 3.125%, 11/30/2022[2]	$15,667
15,000	Jefferies Group LLC 5.125%, 4/13/2018	15,696
15,000	JPMorgan Chase & Co. 4.500%, 1/24/2022	16,705
15,000	Toronto-Dominion Bank 2.250%, 11/5/2019[2]	15,400
25,000	Westpac Banking Corp. 2.100%, 5/13/2021[2]	25,342
10,000	Wilmington Trust Corp. 8.500%, 4/2/2018	11,158
		187,668
	GOVERNMENTS – 0.1%
2,000	Mexico Government International Bond 3.625%, 3/15/2022[2]	2,113

	HEALTH CARE – 2.4%
16,000	Baxter International, Inc. 4.250%, 3/15/2020	17,411
25,000	Catholic Health Initiatives 1.600%, 11/1/2017	25,107
15,000	Gilead Sciences, Inc. 4.400%, 12/1/2021[1]	16,948
		59,466
	INDUSTRIALS – 1.9%
25,000	Fluor Corp. 3.375%, 9/15/2021	26,616
20,000	Pentair Finance S.A. 2.900%, 9/15/2018[2]	20,213
		46,829
	MATERIALS – 1.5%
10,000	CRH America, Inc. 8.125%, 7/15/2018	11,233
25,000	Kinross Gold Corp. 3.625%, 9/1/2016[2]	25,068
		36,301
	TECHNOLOGY – 1.9%
20,000	Dell, Inc. 5.875%, 6/15/2019	21,325

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$25,000	HP, Inc. 4.300%, 6/1/2021	$26,579
		47,904
	UTILITIES – 4.2%
12,000	DPL, Inc. 6.750%, 10/1/2019[1]	12,240
15,000	DTE Electric Co. 2.650%, 6/15/2022[1]	15,649
20,000	Duke Energy Carolinas LLC 7.000%, 11/15/2018	22,699
10,000	Entergy Corp. 4.700%, 1/15/2017[1]	10,142
15,000	Public Service Co. of Oklahoma 5.150%, 12/1/2019	16,705
30,000	TransAlta Corp. 4.500%, 11/15/2022[1,2]	27,372
		104,807
	TOTAL CORPORATE BONDS (Cost $784,450)	800,386

	GOVERNMENT AGENCIES DEBT – 8.2%
	Fannie Mae Pool
10,355	6.000%, 11/1/2017	10,557
4,529	5.000%, 2/1/2018	4,655
25,786	4.000%, 9/1/2018	26,716
11,476	5.500%, 1/1/2019	11,829
9,485	4.000%, 11/1/2019	9,832
27,928	4.500%, 4/1/2020	28,733
12,354	3.000%, 5/1/2022	12,973
14,230	6.500%, 9/1/2022	15,841
5,000	Federal Home Loan Mortgage Corp. 1.200%, 10/29/2018[1]	5,001
32,749	Freddie Mac Gold Pool 4.500%, 5/1/2019	33,581
	Ginnie Mae I Pool
27,165	4.500%, 9/15/2018	27,693
15,240	5.000%, 8/15/2019	16,089

	TOTAL GOVERNMENT AGENCIES DEBT (Cost $203,257)	203,500

	MUNICIPAL BONDS – 9.9%
10,000	Bethlehem Area School District 3.118%, 8/1/2022	10,554

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	MUNICIPAL BONDS (Continued)
$10,000	City of Anacortes WA 4.429%, 12/1/2019	$11,008
15,000	City of Toledo OH 5.230%, 12/1/2020	16,609
15,000	Colorado Housing & Finance Authority 2.543%, 11/1/2020	15,626
20,000	Commonwealth of Puerto Rico 0.000%, 7/1/2016	20,000
30,000	County of Sacramento CA 7.680%, 8/15/2021	36,241
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
25,000	5.800%, 7/1/2023[1]	15,000
35,000	6.050%, 7/1/2028[1]	21,000
40,000	6.100%, 7/1/2034[1]	24,000
35,000	6.100%, 7/1/2034[1]	21,000
25,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 6.000%, 8/1/2031[1]	17,250
10,000	Sacramento Redevelopment Agency Successor Agency 3.000%, 12/1/2020	10,518
10,000	State of Connecticut 2.500%, 8/1/2020	10,390
15,000	State of Illinois 4.350%, 6/1/2018	15,616

	TOTAL MUNICIPAL BONDS (Cost $232,732)	244,812

	U.S. GOVERNMENTS – 10.3%
	United States Treasury Note
10,000	1.125%, 1/15/2019	10,113
20,000	1.000%, 8/31/2019	20,158
85,000	1.375%, 4/30/2021	86,472
80,000	1.875%, 10/31/2022	83,142
55,000	1.500%, 3/31/2023	55,795

	TOTAL U.S. GOVERMENTS (Cost $250,155)	255,680

	TOTAL BONDS (Cost $1,717,951)	1,753,513

Number of Shares

	COMMON STOCKS – 29.8%
	COMMUNICATIONS – 3.5%
522	AT&T, Inc.	22,556
742	CenturyLink, Inc.	21,525
337	Comcast Corp. - Class A	21,969

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
314	Scripps Networks Interactive, Inc. - Class A	$19,553
		85,603
	CONSUMER DISCRETIONARY – 4.9%
227	Cintas Corp.	22,276
209	Genuine Parts Co.	21,161
1,680	La Quinta Holdings, Inc.[4]	19,152
393	Leggett & Platt, Inc.	20,086
523	Nordstrom, Inc.	19,900
764	Volkswagen A.G. - ADR[2]	18,619
		121,194
	CONSUMER STAPLES – 4.9%
197	CVS Health Corp.	18,861
596	Hormel Foods Corp.	21,813
198	PepsiCo, Inc.	20,976
252	Procter & Gamble Co.	21,337
758	Sprouts Farmers Market, Inc.[4]	17,358
298	Wal-Mart Stores, Inc.	21,760
		122,105
	ENERGY – 0.9%
1,325	Statoil A.S.A. - ADR[2]	22,936

	FINANCIALS – 4.7%
792	AmTrust Financial Services, Inc.	19,404
1,454	Bank of America Corp.	19,294
472	Citigroup, Inc.	20,008
597	Franklin Resources, Inc.	19,922
699	Synchrony Financial[4]	17,671
275	T. Rowe Price Group, Inc.	20,067
		116,366
	HEALTH CARE – 3.1%
251	Cardinal Health, Inc.	19,581
119	Johnson & Johnson	14,435
300	MEDNAX, Inc.[4]	21,729
445	Molina Healthcare, Inc.[4]	22,205
		77,950
	INDUSTRIALS – 1.6%
312	Dover Corp.	21,628
647	Keysight Technologies, Inc.[4]	18,821
		40,449
	MATERIALS – 2.3%
81	3M Co.	14,185

Gripman Absolute Value Balanced Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
637	Schweitzer-Mauduit International, Inc.	$22,473
205	Terra Nitrogen Co. LP	21,437
		58,095
	TECHNOLOGY – 2.9%
216	Apple, Inc.	20,650
155	Check Point Software Technologies Ltd.[2,4]	12,350
126	International Business Machines Corp.	19,124
653	Tessera Technologies, Inc.	20,008
		72,132
	UTILITIES – 1.0%
1,875	AES Corp.	23,400

	TOTAL COMMON STOCKS (Cost $727,318)	740,230

Principal Amount

	SHORT-TERM INVESTMENTS – 0.8%
$18,410	UMB Money Market Fiduciary, 0.01%[5]	18,410

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,410)	18,410

	TOTAL INVESTMENTS – 101.2% (Cost $2,463,679)	2,512,153
	Liabilities in Excess of Other Assets – (1.2)%	(29,070)

	TOTAL NET ASSETS –100.0%	$2,483,083

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Convertible security.
[4]	Non-income producing security.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Gripman Absolute Value Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
Gripman Absolute Value Balanced Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund commenced investment operations on November 30, 2015, and its primary investment objectives are regular income, conservation of principal, and long-term growth of principal and income.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Municipal Bonds
Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities).  Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities.  They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses.  Municipal bonds may be general obligation bonds or revenue bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources.  They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities.  Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities.  Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

Gripman Absolute Value Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At June 30, 2016, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$2,463,679

Gross unrealized appreciation	$77,454
Gross unrealized depreciation	(28,980)

Net unrealized appreciation on investments	$48,474

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Gripman Absolute Value Balanced Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Bonds**	$-	$1,753,513	$-	$1,753,513
Common Stocks**	740,230	-	-	740,230
Short-Term Investments	18,410	-	-	18,410
Total Investments	$758,640	$1,753,513	$-	$2,512,153

*	The Fund did not hold any Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period.  There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	8/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	8/29/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/29/16

* Print the name and title of each signing officer under his or her signature.